Investments - Schedule of gain (loss) on investments by transaction type (Details) - Fixed income securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	$ 489	$ 101	$ 65
Gross realized losses	$ (13)	$ (44)	$ (35)